UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Pzena Mid Cap Focused Value Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Fair Value	% of Net Assets
COMMON STOCKS - 93.44%
Consumer Discretionary - 18.84%
Dana Holding Corp.	3,300	69,960	3.18%
Interpublic Group of Companies, Inc.	3,425	69,493	3.16%
News Corp. (a)	4,525	70,228	3.19%
Omnicom Group, Inc.	850	65,680	2.98%
Staples, Inc.	4,400	61,864	2.81%
TRW Automotive Holdings Corp. (a)	750	77,550	3.52%
		414,775	18.84%
Energy - 7.74%
Baker Hughes, Inc.	1,025	58,425	2.65%
Murphy Oil Corp.	1,225	59,314	2.70%
Superior Energy Services, Inc.	2,725	52,620	2.39%
		170,359	7.74%
Financials - 30.63%
Assurant, Inc.	650	43,934	2.00%
Axis Capital Holdings, Ltd (b)	1,325	66,316	3.01%
Comerica, Inc.	1,100	51,271	2.33%
Invesco, Ltd (b)	1,100	44,396	2.02%
KeyCorp	3,975	53,663	2.44%
Legg Mason, Inc.	900	51,075	2.32%
Primerica, Inc.	875	45,876	2.08%
Progressive Corp.	2,625	71,506	3.26%
Regions Financial Corp.	4,275	43,049	1.96%
Torchmark Corp.	787	42,301	1.92%
Validus Holdings, Ltd (b)	1,100	45,650	2.07%
Voya Financial, Inc.	1,400	58,632	2.66%
Willis Group Holdings PLC (b)	1,320	56,377	2.56%
		674,046	30.63%
Health Care - 8.30%
Becton, Dickinson & Co.	425	59,640	2.71%
Cigna Corp.	713	73,360	3.33%
WellCare Health Plans, Inc. (a)	675	49,775	2.26%
		182,775	8.30%
Industrials - 13.56%
AECOM Technology Corp. (a)	1,489	47,663	2.17%
KBR, Inc.	3,450	58,098	2.64%
Masco Corp.	950	22,990	1.04%
Owens Corning, Inc.	1,200	41,808	1.90%
Parker Hannifin Corp.	525	67,741	3.07%
Terex Corp.	2,100	60,270	2.74%
		298,570	13.56%
Information Technology - 14.37%
Arrow Electronics, Inc. (a)	775	45,291	2.06%
Avnet, Inc.	2,075	90,864	4.13%
Flextronics International, Ltd (a)(b)	5,650	62,659	2.85%
ON Semiconductor Corp. (a)	8,000	72,240	3.28%
Tech Data Corp. (a)	725	45,189	2.05%
		316,243	14.37%
Total Common Stocks (Cost $2,046,724)		2,056,768	93.44%

	Shares	Fair Value	% of Net Assets
REITS - 5.22%
Consumer Discretionary - 3.20%
Lamar Advertising Co.	1,325	70,609	3.20%
Financials - 2.02%
Hospitality Properties Trust	1,450	44,370	2.02%
Total REITS (Cost $110,201)		114,979	5.22%

SHORT-TERM INVESTMENTS - 2.83%
Short Term Treasury Portfolio - Institutional Class, 0.01% (c)	62,338	62,338	2.83%
Total Short-Term Investments (Cost $62,338)		62,338	2.83%

Total Investments (Cost $2,219,263) - 101.49%		2,234,085	101.49%
Liabilities in Excess of Other Assets - (1.49)%		(32,900)	(1.49)%
TOTAL NET ASSETS - 100.00%		$2,201,185	100.00%

Percentages are stated as a percent of net assets.

(a) Non Income Producing
(b) Foreign Issued Security
(c) Rate Shown is the 7-day yield as of November 30, 2014.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$2,219,263
Gross unrealized appreciation	137,683
Gross unrealized depreciation	(122,861)
Net unrealized appreciation	$14,822

*Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at November 30, 2014 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service.  These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid.  Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$414,775	$-	$-	$414,775
Energy	170,359	-	-	170,359
Financials	674,046	-	-	674,046
Health Care	182,775	-	-	182,775
Industrials	298,570	-	-	298,570
Information Technology	316,243	-	-	316,243
Total Common Stock	2,056,768	-	-	2,056,768
REITs	114,979	-	-	114,979
Short-Term Investments	62,338	-	-	62,338
Total Investments in Securities	$2,234,085	$-	$-	$2,234,085

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications. Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at November 30, 2014. There were no level 3 securities held in the Fund during the period ended November 30, 2014.

Pzena Emerging Markets Focused Value Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Fair Value	% of Net Assets
COMMON STOCKS - 88.63%
Brazil - 4.33%
Petroleo Brasileiro S.A.	20,000	$102,339	1.35%
Randon SA Implementos e Participacoes	62,950	137,454	1.81%
Usinas Siderurgicas de Minas Gerais S.A. (a)	43,900	88,523	1.17%
		328,316	4.33%
China - 20.28%
Baoxin Auto Group, Ltd.	156,000	106,411	1.40%
China Agri-Industries Holdings, Ltd.	404,000	156,802	2.07%
China Coal Energy Co., Ltd.	101,000	63,034	0.83%
China Construction Bank Corp.	167,000	126,619	1.67%
China Dongxiang Group Co.	444,000	84,732	1.12%
China Mobile, Ltd.	25,500	314,178	4.14%
China Power International Development, Ltd.	438,000	218,569	2.88%
China Shenhua Energy Co., Ltd.	35,000	99,513	1.31%
China Shineway Pharmaceutical Group, Ltd.	87,000	147,856	1.95%
Dah Chong Hong Holdings, Ltd.	129,000	73,688	0.97%
Dongfeng Motor Group Co., Ltd.	48,000	73,034	0.96%
Kingboard Laminates Holdings, Ltd.	182,000	74,159	0.98%
		1,538,595	20.28%
Czech Republic - 2.12%
CEZ	5,775	160,838	2.12%

Hong Kong - 7.70%
Pacific Basin Shipping, Ltd.	543,000	254,862	3.36%
Stella International Holdings, Ltd.	51,500	141,778	1.86%
Texwinca Holdings, Ltd.	204,000	188,079	2.48%
		584,719	7.70%
Hungary - 3.46%
Magyar Telekom Telecommunications PLC (a)	80,350	110,496	1.45%
OTP Bank PLC	9,475	152,439	2.01%
		262,935	3.46%
Malaysia - 2.62%
Genting Malaysia Berhad	159,400	198,867	2.62%

Poland - 2.42%
Cyfrowy Polsat S.A.	25,050	183,865	2.42%

Qatar - 1.40%
Industries Qatar Q.S.C.	2,025	106,226	1.40%

Republic of Korea - 15.79%
Dongbu Insurance Co., Ltd.	1,530	76,918	1.01%
Hana Financial Group, Inc.	4,320	131,789	1.74%
Hyundai Mipo Dockyard Co., Ltd.	2,225	154,432	2.04%
KB Financial Group, Inc.	2,280	80,051	1.06%
KB Financial Group, Inc. - ADR	850	29,690	0.39%
LG Electronics, Inc.	1,900	109,066	1.44%
POSCO	725	197,944	2.61%
Samsung Electronics Co., Ltd.	206	239,291	3.15%
Samsung Electronics Co., Ltd. - GDR	114	65,664	0.87%

	Shares	Fair Value	% of Net Assets
Samsung Engineering Co., Ltd. (a)	900	$39,803	0.52%
Shinhan Financial Group Co., Ltd.	1,190	53,273	0.70%
Shinhan Financial Group Co., Ltd. - ADR	450	20,048	0.26%
		1,197,969	15.79%
Russian Federation - 6.89%
Gazprom OAO - ADR	35,250	204,594	2.70%
LUKOIL - ADR	3,650	167,659	2.21%
Rosneft Oil Co. - GDR	31,800	150,306	1.98%
		522,559	6.89%
South Africa - 5.04%
Aveng, Ltd. (a)	38,950	59,824	0.79%
Reunert, Ltd.	29,125	160,737	2.12%
Sasol	3,875	161,634	2.13%
		382,195	5.04%
Taiwan - 10.21%
Advanced Semiconductor Engineering, Inc.	37,000	44,894	0.59%
Advanced Semiconductor Engineering, Inc. - ADR	5,075	31,363	0.41%
Compal Electronics, Inc.	171,000	109,405	1.44%
Compal Electronics, Inc. - GDR (d)	11,925	38,076	0.50%
Hon Hai Precision Industry Co., Ltd.	56,000	175,523	2.31%
Hon Hai Precision Industry Co., Ltd. - GDR	16,166	101,776	1.35%
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	3,100	72,757	0.96%
Taiwan Semiconductor Manufacturing Co., Ltd.	44,000	201,179	2.65%
		774,973	10.21%
Thailand - 2.10%
Bangkok Bank Public Co. Ltd.	9,900	60,904	0.80%
Bangkok Bank Public Co., Ltd. - NVDR	16,000	98,432	1.30%
		159,336	2.10%
Turkey - 0.95%
Akbank T.A.S.	12,975	52,510	0.69%
Akbank T.A.S. - ADR	2,425	19,473	0.26%
		71,983	0.95%
United Arab Emirates - 2.00%
Abu Dhabi Commercial Bank PJSC	12,425	24,863	0.33%
Union National Bank PJSC	74,000	126,925	1.67%
		151,788	2.00%
United States - 1.32%
Flextronics International, Ltd. (a)	9,025	100,087	1.32%
Total Common Stocks (Cost $7,335,829)		6,725,251	88.63%

PARTICIPATORY NOTES - 7.52% (c)
India - 4.35%
Bank of Baroda	3,925	68,567	0.90%
Bank of India (a)	9,450	43,852	0.58%
HCL Technologies, Ltd. (a)	2,750	73,455	0.97%
Hindalco Industries, Ltd.	29,925	83,690	1.10%
Punjab National Bank	3,525	60,735	0.80%
		330,299	4.35%
Qatar - 0.49%
Industries Qatar Q.S.C.	700	36,720	0.49%

	Shares	Fair Value	% of Net Assets
Republic of Korea - 2.18%
Dongbu Insurance Co., Ltd.	575	$28,848	0.38%
Hana Financial Group, Inc.	1,375	41,862	0.55%
Hyundai Mipo Dockyard Co., Ltd.	450	31,170	0.41%
LG Electronics, Inc.	650	37,236	0.49%
Samsung Electronics Co., Ltd.	600	26,482	0.35%
		165,598	2.18%

United Arab Emirates - 0.50%
Abu Dhabi Commercial Bank PJSC (a)	4,350	8,705	0.12%
Union National Bank PJSC (a)	16,931	29,041	0.38%
		37,746	0.50%
Total Participatory Notes (Cost $610,730)		570,363	7.52%

SHORT-TERM INVESTMENTS - 4.36%
Short Term Treasury Portfolio - Institutional Class, 0.01% (b)	330,980	330,980	4.36%
Total Short-Term Investments (Cost $330,980)		330,980	4.36%

Total Investments (Cost $8,277,539) - 100.51%		7,626,594	100.51%
Liabilities in Excess of Other Assets - (0.51)%		(38,658)	(0.51)%
TOTAL NET ASSETS - 100.00%		$7,587,936	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
GDR	Global Despository Receipt
NVDR	Non-voting Depository Receipt
PJSC	Private Joint Stock Company
(a)	Non Income Producing
(b)	Rate shown is the 7-day yield as of November 30, 2014.
(c)
Participatory notes ("P-notes") allow an indirect investment in foreign securities without registration in those markets. In addition to normal risks associated with direct investments, P-notes are also subject to counterparty risk. The performance results of P-notes will not exactly replicate the performance of the underlying securities due to transaction costs and other expenses.

(d)	Illiquid security: a security may be considered illiquid if it lacks a readily available market. As of November 30, 2014 the value of these investments was $38,076 or 0.50% of total net assets.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Pzena Emerging Markets Focused Value Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Fair Value	% of Net Assets
COMMON STOCKS
Consumer Discretionary	1,159,521	15.27%
Consumer Staples	156,802	2.07%
Energy	949,078	12.51%
Financials	1,053,932	13.89%
Health Care	147,856	1.95%
Industrials	913,338	12.04%
Information Technology	1,254,175	16.52%
Materials	286,468	3.78%
Telecommunication Services	424,674	5.60%
Utilities	379,407	5.00%
Total Common Stocks	6,725,251	88.63%

PARTICIPATORY NOTES
Consumer Discretionary	37,237	0.49%
Financials	281,610	3.71%
Industrials	94,371	1.25%
Information Technology	73,455	0.97%
Materials	83,690	1.10%
Total Participatory Notes	570,363	7.52%
Short-Term Investments	330,980	4.36%
Total Investments	7,626,594	100.51%
Liabilities in Excess of Other Assets	(38,658)	(0.51)%
TOTAL NET ASSETS	$7,587,936	100.00%

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$8,277,539
Gross unrealized appreciation	234,326
Gross unrealized depreciation	(885,271)
Net unrealized appreciation	$(650,945)

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at November 30, 2014 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service. These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share. To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board"). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprisedof representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of November 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$328,316	$-	$-	$328,316
China	1,538,595	-	-	1,538,595
Czech Republic	160,838	-	-	160,838
Hong Kong	584,719	-	-	584,719
Hungary	262,935	-	-	262,935
Malaysia	198,867	-	-	198,867
Poland	183,865	-	-	183,865
Qatar	106,226	-	-	106,226
Republic of Korea	1,197,969	-	-	1,197,969
Russian Federation	522,559	-	-	522,559
South Africa	382,195	-	-	382,195
Taiwan	774,973	-	-	774,973
Thailand	159,336	-	-	159,336
Turkey	71,983	-	-	71,983
United Arab Emirates	151,788	-	-	151,788
United States	100,087	-	-	100,087
Total Common Stock	6,725,251	-	-	6,725,251
Participatory Notes
India	-	330,299	-	330,299
Qatar	-	36,720	-	36,720
Republic of Korea	-	165,598	-	165,598
United Arab Emirates	-	37,746	-	37,746
Total Participatory Notes	-	570,363	-	570,363
Short-Term Investments	330,980	-	-	330,980
Total Investments in Securities	$7,056,231	$570,363	$-	$7,626,594

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at November 30, 2014. There were no level 3 securities held in the Fund during the period ended November 30, 2014.

Pzena Long/Short Value Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Fair Value	% of Net Assets
COMMON STOCKS - 105.67%
Consumer Discretionary - 15.41%
Coach, Inc. (d)	350	$12,992	0.51%
DIRECTV (a)(d)	161	14,121	0.55%
Expedia, Inc. (d)	530	46,168	1.80%
Ford Motor Co.	2,436	38,318	1.50%
GameStop Corp. (d)	335	12,666	0.49%
General Motors Co. (d)	802	26,811	1.05%
Interpublic Group of Companies, Inc. (d)	3,140	63,712	2.49%
News Corp. (a)(d)	1,407	21,837	0.85%
Omnicom Group, Inc. (d)	686	53,007	2.07%
Staples, Inc. (d)	4,041	56,816	2.22%
TRW Automotive Holdings Corp. (a)(d)	466	48,184	1.88%
		394,632	15.41%
Energy - 9.02%
Baker Hughes, Inc. (d)	837	47,709	1.86%
BP PLC - ADR (b)(d)	725	28,507	1.11%
ExxonMobil Corp. (d)	851	77,049	3.02%
Murphy Oil Corp. (d)	357	17,286	0.68%
Royal Dutch Shell PLC - ADR (b)(d)	341	22,646	0.88%
Superior Energy Services, Inc. (d)	1,951	37,674	1.47%
		230,871	9.02%
Financials - 31.42%
Aflac, Inc. (d)	216	12,902	0.50%
American International Group, Inc. (d)	898	49,210	1.92%
Assurant, Inc. (d)	493	33,322	1.30%
Axis Capital Holdings Ltd. (b)	536	26,827	1.05%
Bank of America Corp. (d)	2,743	46,741	1.83%
Citigroup, Inc. (d)	1,057	57,047	2.23%
Franklin Resources, Inc.	524	29,795	1.16%
Goldman Sachs Group, Inc. (d)	240	45,218	1.77%
Invesco, Ltd (b)(d)	968	39,068	1.53%
JPMorgan Chase & Co. (d)	712	42,834	1.67%
Legg Mason, Inc. (d)	832	47,216	1.84%
Metlife, Inc. (d)	717	39,872	1.56%
Morgan Stanley (d)	1,299	45,699	1.78%
PartnerRe, Ltd (b)(d)	328	38,215	1.49%
PNC Financial Services Group, Inc. (d)	453	39,624	1.55%
Progressive Corp. (d)	1,160	31,598	1.23%
Regions Financial Corp.	1,234	12,426	0.49%
State Street Corp. (d)	675	51,793	2.02%
UBS Group AG (b)(d)	1,247	22,434	0.88%
Validus Holdings, Ltd (b)	797	33,076	1.29%
Voya Financial, Inc. (d)	886	37,106	1.45%
Wells Fargo & Co. (d)	415	22,609	0.88%
		804,632	31.42%

	Shares	Fair Value	% of Net Assets
Health Care - 12.57%
Abbott Laboratories (d)	1,270	$56,528	2.21%
Baxter International, Inc.	482	35,186	1.37%
Becton, Dickinson & Co. (d)	637	89,389	3.49%
Cigna Corp. (d)	547	56,281	2.20%
Gilead Sciences, Inc. (a)(d)	436	43,740	1.71%
Waters Corp. (a)(d)	352	40,797	1.59%
		321,921	12.57%
Industrials - 10.78%
AECOM Technology Corp. (a)(d)	2,408	77,081	3.01%
AGCO Corp. (d)	381	16,074	0.63%
Cummins, Inc.	197	28,687	1.12%
Owens Corning, Inc. (d)	835	29,091	1.14%
Parker Hannifin Corp. (d)	383	49,418	1.93%
SPX Corp.	332	29,777	1.16%
Terex Corp. (d)	1,598	45,863	1.79%
		275,991	10.78%
Information Technology - 23.49%
Amdocs, Ltd (b)(d)	920	44,845	1.75%
Arrow Electronics, Inc. (a)(d)	409	23,902	0.93%
Avnet, Inc. (d)	1,377	60,299	2.35%
Cisco Systems, Inc.	1,239	34,246	1.34%
Corning, Inc. (d)	1,615	33,947	1.33%
Global Payments, Inc. (d)	188	16,236	0.63%
Hewlett-Packard Co. (d)	2,590	101,165	3.95%
Intel Corp. (d)	1,125	41,906	1.64%
Jabil Circuit, Inc. (d)	1,371	28,448	1.11%
Microsoft Corp. (d)	1,296	61,962	2.42%
ON Semiconductor Corp. (a)(d)	5,790	52,284	2.04%
Oracle Corp. (d)	1,477	62,640	2.45%
Synopsys, Inc. (a)(d)	915	39,702	1.55%
		601,582	23.49%
Materials - 1.38%
W.R. Grace & Co. (a)(d)	369	35,450	1.38%

Utilities - 1.60%
Exelon Corp. (d)	1,132	40,944	1.60%
Total Common Stocks (Cost $2,675,817)		2,706,023	105.67%

REITS - 4.69%
Consumer Discretionary - 1.99%
Lamar Advertising Co. (d)	958	51,052	1.99%

Financials - 2.70%
Digital Realty Trust, Inc. (d)	236	16,584	0.65%
Hospitality Properties Trust (d)	1,288	39,412	1.54%
Omega Healthcare Investors, Inc.	339	12,957	0.51%
		68,953	2.70%
Total REITS (Cost $114,180)		120,005	4.69%

SHORT-TERM INVESTMENTS - 2.01%
Short Term Treasury Portfolio - Institutional Class, 0.01% (c)	51,349	51,349	2.01%
Total Short-Term Investments (Cost $51,349)		51,349	2.01%

	Shares	Fair Value	% of Net Assets
Total Investments (Cost $2,841,346) - 112.37%		2,877,377	112.37%
Liabilities in Excess of Other Assets - (12.37)%		(316,667)	(12.37)%
TOTAL NET ASSETS - 100.00%		$2,560,710	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Issued Secuirty
(c)	Rate shown is the 7-day yield as of November 30, 2014.
(d)	All or a portion of the security has been pledged in connection with open short securitites.

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Pzena Long/Short Value Fund
Schedule of Securities Sold Short
November 30, 2014 (Unaudited)

	Shares	Fair Value	% of Net Assets
COMMON STOCKS - 56.14%
Consumer Discretionary - 13.11%
Amazon.com, Inc. (a)	51	$17,271	0.68%
Genuine Parts Co.	216	22,201	0.87%
Goodyear Tire & Rubber Co.	796	21,818	0.85%
Kate Spade & Co. (a)	668	21,396	0.84%
Las Vegas Sands Corp.	267	17,005	0.66%
Lions Gate Entertainment Corp. (b)	550	18,645	0.73%
Lululemon Athletica, Inc. (a)	379	18,264	0.71%
MGM Resorts International (a)	856	19,525	0.76%
Netflix, Inc. (a)	49	16,983	0.66%
Norwegian Cruise Line Holdings, Ltd (a)(b)	520	22,823	0.89%
O'Reilly Automotive, Inc. (a)	126	23,025	0.90%
Polaris Industries, Inc.	97	15,201	0.59%
Six Flags Entertainment Corp.	517	21,016	0.82%
Starbucks Corp.	257	20,871	0.82%
Tiffany & Co.	197	21,260	0.83%
Tractor Supply Co.	254	19,540	0.76%
Wynn Resorts Ltd.	106	18,933	0.74%
		335,777	13.11%
Consumer Staples - 2.34%
Estee Lauder Companies, Inc.	254	18,831	0.73%
Sprouts Farmers Market, Inc. (a)	625	19,869	0.78%
Whole Foods Market, Inc.	434	21,279	0.83%
		59,979	2.34%
Energy - 3.97%
Antero Resources Corp. (a)	278	13,044	0.51%
Cabot Oil & Gas Corp.	393	12,985	0.51%
Diamondback Energy, Inc. (a)	194	10,941	0.43%
EQT Corp.	229	20,834	0.81%
Pioneer Natural Resources Co.	94	13,464	0.52%
Range Resources Corp.	214	14,049	0.55%
Teekay Corp. (b)	330	16,408	0.64%
		101,725	3.97%
Financials - 0.55%
Charles Schwab Corp.	498	14,103	0.55%

Health Care - 11.25%
Alexion Pharmaceuticals, Inc. (a)	75	14,618	0.57%
Align Technology, Inc. (a)	336	19,118	0.75%
Alkermes PLC (a)(b)	343	18,872	0.74%
Athenahealth, Inc. (a)	114	13,372	0.52%
BioMarin Pharmaceutical, Inc. (a)	218	19,559	0.76%
Bristol-Myers Squibb Co.	371	21,908	0.86%
Cerner Corp. (a)	327	21,059	0.82%
Cubist Pharmaceuticals, Inc. (a)	289	21,909	0.86%
Envision Healthcare Holdings, Inc. (a)	531	18,776	0.73%
IDEXX Laboratories, Inc. (a)	103	15,383	0.60%
Incyte Corp. (a)	262	19,794	0.77%

	Shares	Fair Value	% of Net Assets
Intercept Pharmaceuticals, Inc. (a)	81	$11,642	0.46%
Isis Pharmaceuticals, Inc. (a)	335	17,350	0.68%
Perrigo Co. PLC (b)	128	20,504	0.80%
Seattle Genetics, Inc. (a)	350	12,754	0.50%
Veeva Systems, Inc. (a)	649	21,320	0.83%
		287,938	11.25%
Industrials - 7.19%
A.O. Smith Corp.	384	20,709	0.81%
Fastenal Co.	358	16,182	0.63%
Genesee & Wyoming, Inc. (a)	179	17,648	0.69%
HEICO Corp.	263	13,942	0.54%
Hexcel Corp. (a)	419	18,138	0.71%
IHS, Inc. (a)	151	18,491	0.72%
Pall Corp.	215	20,664	0.81%
Rollins, Inc.	646	21,014	0.82%
Waste Connections, Inc.	389	18,365	0.72%
Watsco, Inc.	186	18,879	0.74%
		184,032	7.19%
Information Technology - 12.36%
CoStar Group, Inc. (a)	118	20,091	0.78%
EchoStar Corp. (a)	380	20,474	0.80%
FireEye, Inc. (a)	385	11,662	0.46%
Gartner, Inc. (a)	250	21,370	0.83%
LinkedIn Corp. (a)	93	21,043	0.82%
NetSuite, Inc. (a)	183	19,352	0.76%
Rackspace Hosting, Inc. (a)	431	19,787	0.77%
Salesforce.com, Inc. (a)	334	19,997	0.78%
ServiceNow, Inc. (a)	287	18,357	0.72%
Splunk, Inc. (a)	297	19,929	0.78%
Stratasys Ltd. (a)(b)	156	15,907	0.62%
SunEdison, Inc. (a)	708	15,328	0.60%
Tableau Software, Inc. (a)	213	17,866	0.70%
Twitter, Inc. (a)	369	15,402	0.60%
Ultimate Software Group, Inc. (a)	88	12,957	0.51%
VMware, Inc. (a)	178	15,657	0.61%
Workday, Inc. (a)	164	14,276	0.56%
Yelp, Inc. (a)	298	17,013	0.66%
		316,468	12.36%
Materials - 3.83%
Crown Holdings, Inc. (a)	414	20,493	0.80%
Monsanto Co.	166	19,905	0.78%
Nucor Corp.	336	18,020	0.70%
Valspar Corp.	239	20,054	0.78%
Vulcan Materials Co.	298	19,698	0.77%
		98,170	3.83%
Utilities - 1.54%
Calpine Corp. (a)	846	19,424	0.76%
ITC Holdings Corp.	528	20,059	0.78%
		39,483	1.54%
Total Common Stocks (Proceeds $1,368,258)		1,437,675	56.14%

	Shares	Fair Value	% of Net Assets
REITS - 4.66%
Financials - 4.66%
Plum Creek Timber Company, Inc.	482	$20,090	0.78%
Prologis, Inc.	501	21,182	0.83%
Public Storage	117	21,952	0.86%
SL Green Realty Corp.	185	21,486	0.84%
Taubman Centers, Inc.	259	20,588	0.80%
Vornado Realty Trust	125	13,945	0.55%
Total REITS (Proceeds $109,491)		119,243	4.66%

Total Securities Sold Short (Proceeds $1,477,749) - 60.80%		1,556,918	60.80%

Percentages are stated as a percent of net assets.

As of November 30, 2014 securities and cash collateral of $2,458,626 has been pledged in connection with open short securities.

(a)	Non Income Producing
(b)	Foreign Issued Security

The Global Industry Classification Standard (GICS ®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Cost of investments	$2,841,346
Gross unrealized appreciation	116,777
Gross unrealized depreciation	(80,746)
Net unrealized appreciation	$36,031

* Because tax adjustments are calculated annually, the above table does not reflect the tax adjustments. Please refer to the Notes to Financial Statements section in the Fund’s upcoming annual report for federal tax information.

Summary of Fair Value Measurements at November 30, 2014 (Unaudited)

The Funds have adopted authoritative fair value accounting standards which establish an authoritativedefinition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputsare not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities - Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Participatory Notes - Participatory notes are valued with an evaluated price provided by an independent pricing service.  These securities will generally be classified in level 2 of the fair value hierarchy.

Debt Securities – Debt securities, such as corporate bonds, asset backed securities, mortgage backed securities, municipal bonds, U.S. Treasuries and U.S. government agency issues are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques.  The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  These securities will generally be classified in level 2 of the fair value hierarchy.

Investment Companies - Investments in open-end mutual funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-Term Securities - Short-term securities having a maturity of less than 60 days are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Illiquid Securities - A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund.  Illiquid securities may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value.  The Fund intends to hold no more than 15% of its net assets in illiquid securities.

Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Fund's Board of Trustees as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144a securities, are not subject to the limitation on the Fund's investment in illiquid securities if they are determined to be liquid in accordance with the procedures adopted by the Fund's Board of Trustees.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees ("Board").  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share.

The Board has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds' administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair value securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of November 30, 2014:

	Level 1	Total
Common Stocks
Consumer Discretionary	$394,632	$394,632
Energy	230,871	230,871
Financials	804,632	804,632
Health Care	321,921	321,921
Industrials	275,991	275,991
Information Technology	601,582	601,582
Materials	35,450	35,450
Utilities	40,944	40,944
Total Common Stock	2,706,023	2,706,023
REITs	120,005	120,005
Short-Term Investments	51,349	51,349
Total Investments in Securities	$2,877,377	$2,877,377

	Level 1	Total
Securities Sold Short
Common Stock
Consumer Discretionary	$335,777	$335,777
Consumer Staples	59,979	59,979
Energy	101,725	101,725
Financials	14,103	14,103
Health Care	287,938	287,938
Industrials	184,032	184,032
Information Technology	316,468	316,468
Materials	98,170	98,170
Utilities	39,483	39,483
Total Common Stock	1,437,675	1,437,675
REITs	119,243	119,243
Total Securities Sold Short	$1,556,918	$1,556,918

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by industry classifications.Transfers between levels are recognized at the end of the reporting period. The Fund recognized no transfers between levels at November 30, 2014. There were no level 3 securities held in the Fund during the period ended November 30, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Douglas G. Hess
 Douglas G. Hess, President

Date 1/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date  1/29/2015

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date  1/29/2015

* Print the name and title of each signing officer under his or her signature.